SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Buildings	4 to 40 years
Furniture, fixtures and equipment	2 to 15 years
Leasehold improvements	4 to 10 years or over the lease term, whichever is shorter
Motor vehicles	5 years

Summary of weighted average number of Class A ordinary shares used in the calculation of basic and diluted net (loss) income
The weighted average number of Class A ordinary shares used in the calculation of basic and diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share consisted of the following:

	Year Ended December 31,
	2021	2020	2019
Weighted average number of Class A ordinary shares outstanding used in the calculation of basic net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	294,837,092	241,818,016

Incremental weighted average number of Class A ordinary shares from assumed exchange of Class B ordinary shares to Class A ordinary shares under the if-converted method	—	72,511,760	—

Weighted average number of Class A ordinary shares outstanding used in the calculation of diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	370,352,700	367,348,852	241,818,016

Anti-dilutive Class A ordinary shares under the if-converted method excluded from the calculation of diluted net (loss) income attributable to Studio City International Holdings Limited per Class A ordinary share	72,511,760	—	72,511,760